Nature of Operations and Organization	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Organization
Note 1. Nature of Operations and Organization
Nature of Operations
Amprius Technologies, Inc. (the “Company”) has developed, and since 2018, been in commercial production of lithium-ion
batteries for mobility applications leveraging a disruptive silicon anode. The Company’s silicon anode technology is intended to enable batteries with higher energy density, higher power density and fast charging capabilities over a wide range of operating temperatures. The Company’s headquarters is located in Fremont, California.
The Company previously had an intercompany agreement with a majority shareholder, Amprius, Inc. (“Amprius Holdings”), to license intellectual property rights to continue to develop silicon nanowire technology. Under this agreement, Amprius Holdings provided resources and rights to use its assets to the Company, such as rights to the use of intellectual property, cash, equipment, manufacturing and office facilities, personnel, and management oversight. Beginning in 2020, Amprius Holdings assigned or contributed those assets to the Company and the Company treated them as contributions from Amprius Holdings. The intercompany agreement was terminated in May 2022.
Business Combination
On September 14, 2022 (the “Closing Date”), the Company completed a business combination pursuant to the Business Combination Agreement, dated May 11, 2022 (the “Business Combination Agreement”), by and among the Company, Amprius Technologies Operating, Inc. (formerly known as Amprius Technologies, Inc. or “Legacy Amprius”), Kensington Capital Acquisition Corp. IV, and Kensington Capital Merger Sub Corp. (“Merger Sub”). Pursuant to the terms of the Business Combination Agreement, Kensington Capital Acquisition Corp. IV changed its jurisdiction of incorporation by domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which it changed its name to “Amprius Technologies, Inc.,” and a business combination between Kensington Capital Acquisition Corp. IV and Legacy Amprius was effected through the merger of Merger Sub with and into Legacy Amprius, with Legacy Amprius surviving as a wholly owned subsidiary of the Company (together with the Domestication and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).
Unless the context otherwise provides, the “Company” refers (i) prior to the Closing Date, to Legacy Amprius and (ii) on and after the Closing Date, to Amprius Technologies, Inc. and its subsidiaries, including Legacy Amprius. Prior to the Business Combination, Kensington Capital Acquisition Corp. IV is referred to herein as “Kensington.”
The Business Combination was treated as a reverse recapitalization. Legacy Amprius was determined as the accounting acquirer and Kensington as the accounting acquiree for financial reporting purposes based on evaluation of the following facts and circumstances:

•	the stockholders of Legacy Amprius owned a majority of the shares of the Company following the Business Combination;

•	the board of directors of the Company following the Business Combination was comprised of all of the board members of Legacy Amprius;

•	the senior management of the Company following the Business Combination was the senior management of Legacy Amprius; and

•	Legacy Amprius is larger than Kensington in terms of existing operations and number of employees.

Liquidity and Capital Resources
Since its inception, the Company has incurred recurring losses and negative cash flows from operations. During the year ended December 31, 2022, the Company’s net loss was $17.3 million and at December 31, 2022, the accumulated deficit was $92.9 million. The Company expects to incur additional losses in the future as it scales its business and increases its operating expenditures, such as increasing its research and development spend and headcount. Additionally, the Company expects to increase its capital expenditures as it plans to build a
GWh-scale
manufacturing facility in the future. The Company may need to raise funds in order to meet its future operating and capital expenditure requirements. If sufficient funding is not raised, the Company may need to reduce its spending activities, which may negatively affect its ability to achieve its operating goals.
At December 31, 2022, the Company had cash and cash equivalents of $
69.7
million. The Company believes that its cash and cash equivalents will be sufficient to fund its working capital requirements over twelve months from the date these financial statements are issued.
On September 27, 2022, the Company entered into a Common Stock Purchase Agreement (“Purchase Agreement”) with B. Riley Principal Capital II, LLC (“BRPC II”), pursuant to which BRPC II committed to purchase up to $
200.0
 million of its common stock until January 1, 2025, subject to certain contractual terms (the “Committed Equity Financing”). There can be no assurance that the Company will be able to raise $200.0 million over such period as the Committed Equity Financing contains certain limitations and conditions.
On October 19, 2022, the U.S. Department of Energy (“DOE”) under the Bipartisan Infrastructure Law awarded the Company a cost-sharing grant of $
50.0

million. The grant is dependent upon the successful negotiation of a final contract. There can be no assurance that such negotiation will be successful.
Other Risk and Uncertainties
The Company faces risks related to the

COVID-19 pandemic,

which has created significant volatility in the global economy, led to business disruptions, reduced economic activities, and imposition of travel restrictions. Although the

COVID-19

pandemic did not have an adverse impact on the Company

to-date,

its future development is highly uncertain and cannot be predicted. Even after the

COVID-19

pandemic has subsided, the Company and its customers may continue to experience its negative effect, which may adversely affect the Company’s future financial condition, results of operations and cash flows.
The Company also faces r
is
ks related to the war between Russia and Ukraine, which has also led to significant volatility in the global economy resulting in higher inflation, volatility in the c red
it and capital markets, and interruption in the supply chain. Although this war did not have an adverse impact to the Company to-date,

its future outcome is highly unpredictable and uncertain, which may also adversely affect the Company’s future financial condition, results of operations and cash flows.